UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR215	Printed in U.S.A.

CGM
Mutual Fund

341st Quarterly Report
June 30, 2015

A No-Load Fund

To Our Shareholders:
CGM Mutual Fund decreased -0.4% during the second quarter of 2015 compared to a return of 0.3% for the Standard and Poor’s 500 Index (S&P 500 Index) and -1.7% for the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index. For the first six months of the year, CGM Mutual Fund returned 3.2%, the S&P 500 Index, 1.2% and the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, -0.1%.
In late June, the U.S. Commerce Department revised its estimate for the first quarter of 2015 gross domestic product, stating that it decreased by 0.2%. This provided further evidence that the U.S. economy was weighed down in the first quarter of 2015 by harsh winter weather, the strong dollar, low oil prices and the labor dispute that shut down U.S. west coast ports. The Federal Reserve Board cited these factors in its April policy statement and also pointed to cautious spending by U.S. consumers and businesses as evidence of slowing activity in the domestic economy. However, the Fed also stated that it expected U.S. economic growth to pick up at a moderate pace through the remainder of the year.
Evidence of a resumption of moderate growth could be found in the housing market. April reports from the Commerce Department showed that in the first quarter of 2015, sales of newly built homes increased by 21.7% from the first quarter one year ago. In addition, first quarter reports from several large home building companies related significant gains in sales over the first quarter of 2014. While the sales pace has increased, there is still room for further growth, as the national sales pace for new homes is still only 66% of the market average annual output over the last 15 years. The increased sales pace is likely attributable to low mortgage rates, lower fees on mortgages backed by the Federal Housing Administration and more significantly, job growth and improving wage growth. The Labor Department reported that for the period ended May, 16 the four week moving average for jobless claims was down to 266,500, its lowest level since April 2000. The end of April saw the Labor Department’s Employment-Cost Index, a wide-ranging measure of compensation expenses, rise a seasonally adjusted 0.7% for the first quarter of 2015, indicating a tightening job market and an upward trend in workers’ wages.
The return to moderate growth in the U.S. economy was further supported by May’s Institute For Supply Management non-manufacturing purchasing manager’s index, which showed a monthly increase from 56.5 in March to 57.8 in April. Evidence of a strengthening U.S. manufacturing sector led to the biggest sell-off of U.S. Treasuries in 2 months at the beginning of May. Another positive report from the Commerce Department in mid-May, which showed that U.S. housing starts rose 20.2% from March to April, furthered the U.S. Treasury sell-off. In June, the Labor Department reported that non-farm payrolls increased by 280,000 and were accompanied by improving wage growth. The Labor Department followed the next day with a report showing 5.4 million job openings in the U.S. in April, which is an increase of 267,000 openings from March and the highest level on record. This news sent the 10-year Treasury yield to an eight-month high of 2.5% on June 10. Despite an upbeat June Commerce Department report showing that consumer spending in May increased 0.9% from the previous month, the yield on the 10-year U.S. Treasury closed the month at 2.3% as investments moved to safety on the news that Greece had failed to reach a debt bailout deal with its creditors.
U.S. stock market gains in early 2015 have been tempered more recently as investors await interest rate increases and react to the protracted Greek bailout negotiations. At its June meeting, the Federal Reserve left rates unchanged and suggested that a small rate increase may be

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CGM MUTUAL FUND

coming later in 2015 as it anticipates continued job growth and economic expansion in the U.S. As Greece approached its deadline for debt payments to its European creditors and the International Monetary Fund, negotiations stalled over the creditors’ demands for pension cuts and other austerity measures that Greece maintained were too severe. The failure to reach an agreement led to a default on the debt to the International Monetary Fund. The Greek bailout negotiations should not have a long-term effect on the U.S. economy but the uncertainty of a resolution has had a short-term impact on U.S. stocks. For the month of June, the S&P 500 Index declined 2.1%.
U.S. stock prices are slightly above their historical average with the S&P 500 Index trading at 18.2 times trailing earnings. However, given the low level of interest rates and inflation, this valuation appears to be appropriate.
On June 30, 2015, CGM Mutual Fund was 27% invested in short-term U.S. Treasury Notes. The three largest industry positions in the equity portion of the portfolio were in housing and building materials, money center banks and leisure. The Fund’s three largest equity holdings were the Lennar Corporation, D.R. Horton, Inc. (both housing and building materials) and Citigroup Inc. (money center bank).
David C. Fietze
President
July 1, 2015

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CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2015

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	91.7	+	6.7
5 Years	+	65.8	+	10.6
1 Year	+	7.5	+	7.5
3 Months	-	0.4		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2015 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	22.3%
Banks - Money Center	18.1
Leisure	6.3
Real Estate Services	5.7
Insurance	5.6
Electrical Equipment	5.5
Financial Services - Miscellaneous	4.4
Basic Materials	3.2
Electronic Components	0.8
Vehicle Assembly	0.7
BONDS

United States Treasury Notes	27.0
SCHEDULE OF INVESTMENTS as of June 30, 2015 (unaudited) COMMON STOCKS — 72.6% OF TOTAL NET ASSETS

	Shares	Value(a)
Banks - Money Center —18.1%
Citigroup Inc.	500,000	$27,620,000
Morgan Stanley	660,000	25,601,400
The Goldman Sachs Group, Inc.	113,000	23,593,270
Wells Fargo & Company	60,000	3,374,400
		80,189,070
Basic Materials — 3.2%
Martin Marietta Materials, Inc.	100,000	14,151,000

Electrical Equipment — 5.5%
Acuity Brands, Inc.	135,000	24,297,300

Electronic Components — 0.8%
Skyworks Solutions, Inc.	35,000	3,643,500

Financial Services - Miscellaneous — 4.4%
E*TRADE Financial Corporation (b)	273,000	8,176,350
The Charles Schwab Corporation	340,000	11,101,000
		19,277,350

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2015 (continued) (unaudited) COMMON STOCKS (continued)

Housing and Building Materials — 22.3%	Shares	Value(a)
D.R. Horton, Inc.	1,260,000	$34,473,600
Lennar Corporation	700,000	35,728,000
Toll Brothers, Inc. (b)	750,000	28,642,500
		98,844,100
Insurance — 5.6%
American International Group, Inc.	30,000	1,854,600
MetLife, Inc.	270,000	15,117,300
Prudential Financial, Inc.	90,000	7,876,800
		24,848,700
Leisure — 6.3%
Norwegian Cruise Line Holdings Ltd. (b)	80,000	4,483,200
Polaris Industries Inc.	159,000	23,549,490
		28,032,690
Real Estate Services — 5.7%
CBRE Group, Inc. (b)	130,000	4,810,000
Jones Lang LaSalle Incorporated	120,000	20,520,000
		25,330,000
Vehicle Assembly — 0.7%
Ford Motor Company	210,000	3,152,100

TOTAL COMMON STOCKS (Identified cost $286,298,063)		321,765,810

BONDS — 27.0% OF TOTAL NET ASSETS	Face
	Amount
United States Treasury — 27.0%
United States Treasury Notes, 0.250%, 11/30/2015	$15,000,000	15,010,545
United States Treasury Notes, 0.375%, 08/31/2015	2,000,000	2,000,938
United States Treasury Notes, 0.375%, 05/31/2016	14,500,000	14,510,193
United States Treasury Notes, 0.375%, 10/31/2016	54,000,000	53,966,250
United States Treasury Notes, 0.500%, 01/31/2017	34,000,000	33,989,392
TOTAL BONDS (Identified cost $119,351,616)		119,477,318

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2015 at 0.00% to be repurchased at $2,480,000 on 07/01/2015 collateralized by $2,490,000 US Treasury Note, 2.125% due 08/15/2021 valued at $2,532,298 including interest (Cost $2,480,000)	2,480,000	2,480,000
TOTAL INVESTMENTS — 100.2% (identified cost $408,129,679)		443,723,128
Cash and receivables		12,446,707
Liabilities		(13,111,320)
TOTAL NET ASSETS — 100.0%		$443,058,515
(a) See Note 2A.
(b) Non-income producing security.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015
(unaudited)

Assets
Investments at value:
(Identified cost $408,129,679)		$443,723,128
Cash		2,593
Receivable for:
Securities sold	$11,903,873
Shares of the Fund sold	406,924
Dividends and interest	133,317	12,444,114
Total assets		456,169,835

Liabilities
Payable for:
Securities purchased	12,067,444
Shares of the Fund redeemed	568,455	12,635,899
Accrued expenses:
Management fees	328,541
Trustees’ fees	17,732
Accounting, administration and compliance expenses	21,492
Transfer agent fees	65,499
Other expenses	42,157	475,421
Total liabilities		13,111,320
Net Assets		$443,058,515

Net assets consist of:
Capital paid-in		$397,568,479
Undistributed net investment loss		(1,052,079)
Accumulated net realized gains on investments		10,948,666
Net unrealized appreciation on investments		35,593,449
Net Assets		$443,058,515

Shares of beneficial interest outstanding, no par value		14,167,568

Net asset value per share*		$31.27

* Shares of the Fund are sold and redeemed at net asset
value ($443,058,515 ÷ 14,167,568).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015
(unaudited)

Investment Income
Income:
Dividends	$1,178,765
Interest	253,845
1,432,610
Expenses:
Management fees	1,984,806
Trustees’ fees	36,497
Accounting, administration and compliance expenses	134,529
Custodian fees and expenses	41,890
Transfer agent fees	203,624
Audit and tax services	23,241
Legal	18,923
Printing	25,022
Registration fees	13,615
Miscellaneous expenses	2,542
2,484,689
Net investment loss	(1,052,079)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	10,948,666
Net change in unrealized appreciation on investments	3,997,344
Net realized and unrealized gains on investments	14,946,010

Change in Net Assets from Operations	$13,893,931

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
From Operations
Net investment loss	$(1,052,079)	$(2,475,395)
Net realized gains on investments	10,948,666	50,611,927
Net change in unrealized appreciation (depreciation) on investments	3,997,344	(25,747,771)
Change in net assets from operations	13,893,931	22,388,761

From Distributions to Shareholders
Net short-term realized capital gains on investments	—	(20,965,328)
Net long-term realized capital gains on investments	—	(26,440,349)
	—	(47,405,677)
From Capital Share Transactions
Proceeds from sale of shares	1,926,618	3,676,277
Net asset value of shares issued in connection with reinvestment of:
Distributions from net short-term realized capital gains on investments	—	19,569,727
Distributions from net long-term realized capital gains on investments	—	24,683,345
	1,926,618	47,929,349
Cost of shares redeemed	(21,326,052)	(51,536,233)
Change in net assets derived from capital share transactions	(19,399,434)	(3,606,884)
Total change in net assets	(5,505,503)	(28,623,800)

Net Assets
Beginning of period	448,564,018	477,187,818
End of period (including undistributed net investment loss of $(1,052,079) and $0 at June 30, 2015 and December 31, 2014, respectively)	$443,058,515	$448,564,018

Number of Shares of the Fund:
Issued from sale of shares	62,364	115,740
Issued in connection with reinvestment of:
Distributions from net short-term realized capital gains on investments	—	645,652
Distributions from net long-term realized capital gains on investments	—	814,363
	62,364	1,575,755
Redeemed	(695,228)	(1,612,564)
Net change	(632,864)	(36,809)

See accompanying notes to financial statements.
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CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$30.31		$32.16	$28.42	$24.42	$29.46	$25.64
Net investment income (loss) (a)	(0.07)		(0.17)	(0.09)	0.09	0.05	0.25
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.03		1.87	6.06	4.01	(5.04)	3.82
Total from investment operations	0.96		1.70	5.97	4.10	(4.99)	4.07

Dividends from net investment income	—		—	—	(0.10)	(0.05)	(0.25)
Distributions from net short-term realized gains	—		(1.57)	(1.62)	—	—	—
Distributions from net long-term realized gains	—		(1.98)	(0.61)	—	—	—
Total distributions	—		(3.55)	(2.23)	(0.10)	(0.05)	(0.25)

Net increase (decrease) in net asset value	0.96		(1.85)	3.74	4.00	(5.04)	3.82
Net asset value at end of period	$31.27		$30.31	$32.16	$28.42	$24.42	$29.46

Total return (%)	3.2		5.3	21.0	16.8	(16.9)	16.0

Ratios:
Operating expenses to average net assets (%)	1.13	*	1.12	1.11	1.12	1.09	1.08
Net investment income (loss) to average net assets (%)	(0.48)	*	(0.55)	(0.29)	0.35	0.17	0.96
Portfolio turnover (%)	314	*	301	374	325	404	342
Net assets at end of period (in thousands) ($)	443,059	448,564		477,188	440,679	434,031	593,391
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
* Computed on an annualized basis.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2015
(unaudited)

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2015 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$321,765,810	$—	$—
	Debt Securities
	United States Treasury Notes	—	119,477,318	—
	Repurchase Agreement	—	2,480,000	—
	Total	$321,765,810	$121,957,318	$—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$9,842,374	$452,628	$35,195,034
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2015 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$408,528,094	$37,152,155	$(1,957,121)	$35,195,034
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2014 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2014 and 2013 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2014	$20,965,328	$26,440,349	$47,405,677
2013	$22,542,416	$ 8,509,204	$31,051,620
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2015, the Fund had an investment in a repurchase agreement with a gross value of $2,480,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $2,532,298 exceeded the value of the repurchase agreement at June 30, 2015 by $52,298.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2015, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $651,685,253 and $668,470,152, respectively. For long-term government obligations, there were $33,965,859 of purchases and $36,514,805 of sales.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2015, the Fund incurred management fees of $1,984,806, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $134,529, for the period ended June 30, 2015, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $117,484 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2015, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2015 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2015 and at a meeting of the full Board in April 2015. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (balanced funds and mixed target allocation growth funds) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the Fund's moderate performance for the one-year period ended December 31, 2014 and its weak performance for the five-year period ended December 31, 2014, as compared to funds in both Lipper universes. However, the Board noted the strong performance of the Fund for the three-year and ten-year periods ended December 31, 2014 and that for those time periods the Fund ranked in the 9th and 8th percentiles, respectively, of the Lipper Balanced Fund Universe. The Board recognized that CGM seeks to manage the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board concluded that this long-term focus offers Fund investors the potential for significant returns over longer periods of time. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had often proven its worth.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2014 and the relatively small size of the Fund, the Board

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.
5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Lipper expense universe, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and focus on best execution.

16

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 to June 30, 2015.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expenses Paid During Period* 01/01/15 - 06/30/15
Actual	$1,000.00	$1,031.67	$5.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$5.64
* Expenses are equal to the Fund’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR215	Printed in U.S.A.

CGM
Realty Fund

85th Quarterly Report
June 30, 2015

A No-Load Fund

To Our Shareholders:
CGM Realty Fund decreased -2.1% during the second quarter of 2015 compared to a return of 0.3% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and -10.0% for the FTSE NAREIT Equity REITs Index. For the first six months of the year, CGM Realty Fund returned 1.3%, the S&P 500 Index, 1.2% and the FTSE NAREIT Equity REITs Index, -5.7%.
In late June, the U.S. Commerce Department revised its estimate for the first quarter of 2015 gross domestic product, stating that it decreased by 0.2%. This provided further evidence that the U.S. economy was weighed down in the first quarter of 2015 by harsh winter weather, the strong dollar, low oil prices and the labor dispute that shut down U.S. west coast ports. The Federal Reserve Board cited these factors in its April policy statement and also pointed to cautious spending by U.S. consumers and businesses as evidence of slowing activity in the domestic economy. However, the Fed also stated that it expected U.S. economic growth to pick up at a moderate pace through the remainder of the year.
Evidence of a resumption of moderate growth could be found in the housing market. April reports from the Commerce Department showed that in the first quarter of 2015, sales of newly built homes increased by 21.7% from the first quarter one year ago. In addition, first quarter reports from several large home building companies related significant gains in sales over the first quarter of 2014. While the sales pace has increased, there is still room for further growth, as the national sales pace for new homes is still only 66% of the market average annual output over the last 15 years. The increased sales pace is likely attributable to low mortgage rates, lower fees on mortgages backed by the Federal Housing Administration and more significantly, job growth and improving wage growth. The Labor Department reported that for the period ended May, 16 the four week moving average for jobless claims was down to 266,500, its lowest level since April 2000. The end of April saw the Labor Department’s Employment-Cost Index, a wide-ranging measure of compensation expenses, rise a seasonally adjusted

0.7% for the first quarter of 2015, indicating a tightening job market and an upward trend in workers’ wages.
The return to moderate growth in the U.S. economy was further supported by May’s Institute For Supply Management non-manufacturing purchasing manager’s index, which showed a monthly increase from 56.5 in March to 57.8 in April. Evidence of a strengthening U.S. manufacturing sector led to the biggest sell-off of U.S. Treasuries in 2 months at the beginning of May. Another positive report from the Commerce Department in mid-May, which showed that U.S. housing starts rose 20.2% from March to April, furthered the U.S. Treasury sell-off. In June, the Labor Department reported that non-farm payrolls increased by 280,000 and were accompanied by improving wage growth. The Labor Department followed the next day with a report showing 5.4 million job openings in the U.S. in April, which is an increase of 267,000 openings from March and the highest level on record. This news sent the 10-year Treasury yield to an eight-month high of 2.5% on June 10. Despite an upbeat June Commerce Department report showing that consumer spending in May increased 0.9% from the previous month, the yield on the 10-year U.S. Treasury closed the month at 2.3% as investments moved to safety on the news that Greece had failed to reach a debt bailout deal with its creditors.
U.S. stock market gains in early 2015 have been tempered more recently as investors await interest rate increases and react to the protracted Greek bailout negotiations. At its June meeting, the Federal Reserve left rates unchanged and suggested that a small rate increase may be coming later in 2015 as it anticipates continued job growth and economic expansion in the U.S. As Greece approached its deadline for debt payments to its European creditors and the International Monetary Fund, negotiations stalled over the creditors’ demands for pension cuts and other austerity measures that Greece maintained were too severe. The failure to reach an agreement led to a default on the debt to the International Monetary Fund. The Greek bailout

1

CGM REALTY FUND

negotiations should not have a long-term effect on the U.S. economy but the uncertainty of a resolution has had a short-term impact on U.S. stocks. For the month of June, the S&P 500 Index declined 2.1%.
U.S. stock prices are slightly above their historical average with the S&P 500 Index trading at 18.2 times trailing earnings. However, given the low level of interest rates and inflation, this valuation appears to be appropriate.
On June 30, 2015, CGM Realty Fund was 25.8% invested in real estate services, 22.1% invested in housing and building materials and 17.7% invested in money center banks. The fund also held 17.2% in REITS. The Fund’s largest holdings were Jones Lang LaSalle Incorporated (real estate services), Lennar Corporation (housing and building materials) and Morgan Stanley (money center banks).
David C. Fietze
President

July 1, 2015

2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2015

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	182.5	+	10.9
5 Years	+	96.5	+	14.5
1 Year	+	12.5	+	12.5
3 Months	-	2.1		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2015 (unaudited) COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Self Storage	9.7%
Residential	7.5
Other Common Stocks
Real Estate Services	25.8
Housing and Building Materials	22.1
Banks - Money Center	17.7
Hotels and Restaurants	15.5
SCHEDULE OF INVESTMENTS as of June 30, 2015 (unaudited) COMMON STOCKS — 98.3% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 17.2%

	Shares	Value(a)
Residential — 7.5%
Equity Residential	490,000	$34,383,300
Essex Property Trust, Inc.	260,000	55,250,000
		89,633,300
Self Storage — 9.7%
CubeSmart	1,305,000	30,223,800
Extra Space Storage Inc.	930,000	60,654,600
Public Storage	140,000	25,811,800
		116,690,200

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $214,789,322)		206,323,500

OTHER COMMON STOCKS — 81.1%

Banks - Money Center — 17.7%
Citigroup Inc.	1,240,000	68,497,600
Morgan Stanley	2,150,000	83,398,500
The Goldman Sachs Group, Inc.	290,000	60,549,100
		212,445,200
Hotels and Restaurants — 15.5%
Choice Hotels International, Inc.	178,000	9,656,500
Extended Stay America Inc Unit	670,000	12,575,900
Hyatt Hotels Corporation (b)	820,000	46,485,800
InterContinental Hotels Group PLC ADR	1,440,000	58,262,400
La Quinta Holdings Inc. (b)	2,570,000	58,724,500
		185,705,100

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2015 (continued) (unaudited) COMMON STOCKS (continued)

Housing and Building Materials — 22.1%	Shares	Value(a)
D.R. Horton, Inc.	2,850,000	$77,976,000
Lennar Corporation	1,870,000	95,444,800
NVR, Inc. (b)	10,000	13,400,000
Toll Brothers, Inc. (b)	2,020,000	77,143,800
		263,964,600
Real Estate Services — 25.8%
CBRE Group, Inc. (b)	1,945,000	71,965,000
HFF, Inc. (b)	1,120,000	46,737,600
Jones Lang LaSalle Incorporated	680,000	116,280,000
Marcus & Millichap, Inc. (b)	709,000	32,713,260
Realogy Holdings Corp. (b)	880,000	41,113,600
		308,809,460

TOTAL OTHER COMMON STOCKS (Identified cost $819,674,226)		970,924,360

TOTAL COMMON STOCKS (Identified cost $1,034,463,548)		1,177,247,860

SHORT-TERM INVESTMENT — 1.5% OF TOTAL NET ASSETS	Face

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2015 at 0.00% to be repurchased at $17,620,000 on 07/01/2015 collateralized by $17,675,000 US Treasury Note, 2.125% due 08/15/2021 valued at $17,975,245 including interest (Cost $17,620,000)
	Amount

	$17,620,000	17,620,000

TOTAL INVESTMENTS — 99.8% (Identified cost $1,052,083,548)		1,194,867,860
Cash and receivables		37,189,221
Liabilities		(35,091,120)

TOTAL NET ASSETS — 100.0%		$1,196,965,961
(a) See Note 2A.
(b) Non-income producing security.
ADR: American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
Unit: Two securities that have been registered under the Securities Act of 1933, as amended (the “Securities Act”), which are publicly traded and listed on the New York Stock Exchange (the “NYSE”) as Paired Shares.

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015
(unaudited)

Assets
Investments at value:
(Identified cost $1,052,083,548)		$1,194,867,860
Cash		3,166
Receivable for:
Securities sold	$36,079,301
Shares of the Fund sold	83,794
Dividends and interest	1,022,960	37,186,055
Total assets		1,232,057,081

Liabilities
Payable for:
Securities purchased	31,482,751
Shares of the Fund redeemed	2,607,498	34,090,249
Accrued expenses:
Management fees	787,190
Trustees’ fees	30,134
Accounting, administration and compliance expenses	45,577
Transfer agent fees	85,130
Other expenses	52,840	1,000,871
Total liabilities		35,091,120
Net Assets		$1,196,965,961

Net assets consist of:
Capital paid-in		$939,642,657
Undistributed net investment income		296,060
Accumulated net realized gains on investments		114,242,932
Net unrealized appreciation on investments		142,784,312
Net Assets		$1,196,965,961

Shares of beneficial interest outstanding, no par value		35,910,541

Net asset value per share*		$33.33
* Shares of the Fund are sold and redeemed at net asset
value ($1,196,965,961 ÷ 35,910,541).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015
(unaudited)

Investment Income
Income:
Dividends	$5,933,171

Expenses:
Management fees	4,818,907
Trustees’ fees	61,509
Accounting, administration and compliance expenses	285,282
Custodian fees and expenses	79,957
Transfer agent fees	266,785
Audit and tax services	23,241
Legal	45,523
Printing	32,637
Registration fees	15,093
Line of credit commitment fee	4,628
Miscellaneous expenses	3,549
5,637,111
Net investment income	296,060

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	116,026,941
Net change in unrealized depreciation on investments	(99,685,654)
Net realized and unrealized gains on investments	16,341,287

Change in Net Assets from Operations	$16,637,347

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
From Operations
Net investment income	$296,060	$10,248,268
Net realized gains on investments	116,026,941	162,433,291
Net change in unrealized appreciation (depreciation) on investments	(99,685,654)	63,698,299
Change in net assets from operations	16,637,347	236,379,858

From Distributions to Shareholders
Net investment income	—	(8,498,818)
Net short-term realized capital gains on investments	—	(31,249,069)
Net long-term realized capital gains on investments	—	(116,116,757)
	—	(155,864,644)
From Capital Share Transactions
Proceeds from sale of shares	19,613,267	34,718,134
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	—	6,988,462
Distributions from net short-term realized capital gains on investments	—	26,199,826
Distributions from net long-term realized capital gains on investments	—	97,355,407
	19,613,267	165,261,829
Cost of shares redeemed	(83,963,517)	(175,596,162)
Change in net assets derived from capital share transactions	(64,350,250)	(10,334,333)
Total change in net assets	(47,712,903)	70,180,881

Net Assets
Beginning of period	1,244,678,864	1,174,497,983
End of period (including undistributed net investment income of $296,060 and $0 at June 30, 2015 and December 31, 2014, respectively)	$1,196,965,961	$1,244,678,864

Number of Shares of the Fund:
Issued from sale of shares	589,558	1,057,274
Issued in connection with reinvestment of:
Dividends from net investment income	—	208,927
Distributions from net short-term realized capital gains on investments	—	796,589
Distributions from net long-term realized capital gains on investments	—	2,960,030
	589,558	5,022,820
Redeemed	(2,519,466)	(5,362,309)
Net change	(1,929,908)	(339,489)

See accompanying notes to financial statements.

7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011		2010
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$32.89		$30.76	$29.37	$26.81	$26.79		$20.88
Net investment income (a)	0.01		0.28	0.23	0.30	0.25		0.22
Net realized and unrealized gains on investments	0.43		6.41	2.68	2.53	0.04	(b)	5.93
Total from investment operations	0.44		6.69	2.91	2.83	0.29		6.15

Dividends from net investment income	—		(0.24)	(0.28)	(0.27)	(0.27)		(0.24)
Distributions from net short-term realized gains	—		(0.92)	—	—	—		—
Distributions from net long-term realized gains	—		(3.40)	(1.24)	—	—		—
Total distributions	—		(4.56)	(1.52)	(0.27)	(0.27)		(0.24)

Net increase in net asset value	0.44		2.13	1.39	2.56	0.02		5.91
Net asset value at end of period	$33.33		$32.89	$30.76	$29.37	$26.81		$26.79

Total return (%)	1.3		21.8	9.9	10.6	1.0		29.5

Ratios:
Operating expenses to average net assets (%)	0.92	*	0.92	0.92	0.89	0.88		0.86
Net investment income to average net assets (%)	0.05	*	0.86	0.75	1.01	0.91		0.93
Portfolio turnover (%)	242	*	135	146	101	69		133
Net assets at end of period (in thousands) ($)	1,196,966	1,244,679		1,174,498	1,417,608	1,516,681	1,639,504
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.
* Computed on an annualized basis.

See accompanying notes to financial statements.
8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2015
(unaudited)

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2015 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$1,177,247,860	$—	$—
	Debt Securities
	Repurchase Agreement	—	17,620,000	—
	Total	$1,177,247,860	$17,620,000	$—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$31,011,499	$86,429,640	$139,882,167
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2015 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,054,985,693	$158,054,931	$(18,172,764)	$139,882,167
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2014 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2014 and 2013 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2014	$39,116,788	$116,747,856	$—	$155,864,644
2013	$11,401,902	$ 45,832,972	$—	$ 57,234,874

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2015, the Fund had an investment in a repurchase agreement with a gross value of $17,620,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $17,975,245 exceeded the value of the repurchase agreement at June 30, 2015 by $355,245.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2015, purchases and sales of securities other than short-term investments aggregated $1,450,135,317 and $1,523,951,831, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2015, the Fund incurred management fees of $4,818,907, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $285,282, for the period ended June 30, 2015, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $221,039 of the salaries of CGM employees who are officers of the Fund.

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2015, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company through June 10, 2015. Borrowings under the line were charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.105% per annum on the unused portion of the line of credit, payable quarterly, through June 10, 2015. There were no borrowings under the line of credit during the period ended June 10, 2015.

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2015 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2015 and at a meeting of the full Board in April 2015. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the ten-year period ended December 31, 2014 and that during such period the Fund ranked in the 1st percentile of the Lipper Real Estate Fund Universe. The Board noted the weak performance of the Fund for the one-year, three-year, and five-year periods ended December 31, 2014, as compared to other funds in that universe. The Board recognized that CGM seeks to manage the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board concluded that this long-term focus offers Fund investors the potential for significant returns over longer periods of time. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had often proven its worth. The Board also noted that the Fund had performed well in the one-year, five-year, and ten-year periods ended December 31, 2014, as compared to funds in the Lipper Global Real Estate Fund Universe.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2014, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.
5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of mutual funds included in the Lipper expense universe. The Board considered that the advisory fee paid by the Fund was somewhat above the median for the mutual funds included in the Lipper expense universe, but concluded that the fee was reasonable in light of CGM's active investment style, and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

16

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 to June 30, 2015.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expenses Paid During Period* 01/01/15 - 06/30/15
Actual	$1,000.00	$1,013.38	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.63
* Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR215	Printed in U.S.A.

CGM
Focus Fund

71st Quarterly Report
June 30, 2015

A No-Load Fund

To Our Shareholders:
CGM Focus Fund increased 3.1% during the second quarter of 2015 compared to a return of 0.3% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund returned 5.4% and the S&P 500 Index, 1.2%.
In late June, the U.S. Commerce Department revised its estimate for the first quarter of 2015 gross domestic product, stating that it decreased by 0.2%. This provided further evidence that the U.S. economy was weighed down in the first quarter of 2015 by harsh winter weather, the strong dollar, low oil prices and the labor dispute that shut down U.S. west coast ports. The Federal Reserve Board cited these factors in its April policy statement and also pointed to cautious spending by U.S. consumers and businesses as evidence of slowing activity in the domestic economy. However, the Fed also stated that it expected U.S. economic growth to pick up at a moderate pace through the remainder of the year.
Evidence of a resumption of moderate growth could be found in the housing market. April reports from the Commerce Department showed that in the first quarter of 2015, sales of newly built homes increased by 21.7% from the first quarter one year ago. In addition, first quarter reports from several large home building companies related significant gains in sales over the first quarter of 2014. While the sales pace has increased, there is still room for further growth, as the national sales pace for new homes is still only 66% of the market average annual output over the last 15 years. The increased sales pace is likely attributable to low mortgage rates, lower fees on mortgages backed by the Federal Housing Administration and more significantly, job growth and improving wage growth. The Labor Department reported that for the period ended May, 16 the four week moving average for jobless claims was down to 266,500, its lowest level since April 2000. The end of April saw the Labor Department’s Employment-Cost Index, a wide-ranging measure of compensation expenses, rise a seasonally adjusted 0.7% for the first quarter of 2015, indicating a tightening job market and an upward trend in workers’ wages.

The return to moderate growth in the U.S. economy was further supported by May’s Institute For Supply Management non-manufacturing purchasing manager’s index, which showed a monthly increase from 56.5 in March to 57.8 in April. Evidence of a strengthening U.S. manufacturing sector led to the biggest sell-off of U.S. Treasuries in 2 months at the beginning of May. Another positive report from the Commerce Department in mid-May, which showed that U.S. housing starts rose 20.2% from March to April, furthered the U.S. Treasury sell-off. In June, the Labor Department reported that non-farm payrolls increased by 280,000 and were accompanied by improving wage growth. The Labor Department followed the next day with a report showing 5.4 million job openings in the U.S. in April, which is an increase of 267,000 openings from March and the highest level on record. This news sent the 10-year Treasury yield to an eight-month high of 2.5% on June 10. Despite an upbeat June Commerce Department report showing that consumer spending in May increased 0.9% from the previous month, the yield on the 10-year U.S. Treasury closed the month at 2.3% as investments moved to safety on the news that Greece had failed to reach a debt bailout deal with its creditors.
U.S. stock market gains in early 2015 have been tempered more recently as investors await interest rate increases and react to the protracted Greek bailout negotiations. At its June meeting, the Federal Reserve left rates unchanged and suggested that a small rate increase may be coming later in 2015 as it anticipates continued job growth and economic expansion in the U.S. As Greece approached its deadline for debt payments to its European creditors and the International Monetary Fund, negotiations stalled over the creditors’ demands for pension cuts and other austerity measures that Greece maintained were too severe. The failure to reach an agreement led to a default on the debt to the International Monetary Fund. The Greek bailout negotiations should not have a long-term effect on the U.S. economy but the uncertainty of a resolution

CGM FOCUS FUND

has had a short-term impact on U.S. stocks. For the month of June, the S&P 500 Index declined 2.1%.
U.S. stock prices are slightly above their historical average with the S&P 500 Index trading at 18.2 times trailing earnings. However, given the low level of interest rates and inflation, this valuation appears to be appropriate.
On June 30, 2015, CGM Focus Fund held large industry positions in housing and building materials, money center banks and financial services. The Fund’s three largest holdings were Lennar Corporation, Toll Brothers, Inc. (both housing and building materials) and Morgan Stanley (money center banks). At the end of the quarter, approximately 26.6% of the Fund portfolio was invested in U.S. Treasury bonds sold short.
David C. Fietze
President
July 1, 2015

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2015

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	87.8	+	6.5
5 Years	+	73.8	+	11.7
1 Year	+	7.2	+	7.2
3 Months	+	3.1		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2015 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	29.8%
Banks - Money Center	22.0
Financial Services - Miscellaneous	13.8
Leisure	11.5
Insurance	9.0
Electronic Equipment	5.7
Vehicle Assembly	5.0
Basic Materials	4.9
Electronic Components	2.4
BONDS SOLD SHORT

United States Treasury Bonds	(26.6)
SCHEDULE OF INVESTMENTS as of June 30, 2015 (unaudited) COMMON STOCKS — 104.1% OF TOTAL NET ASSETS

Banks - Money Center — 22.0%	Shares	Value(a)
Citigroup Inc.	1,680,000	$92,803,200
JPMorgan Chase & Co.	190,000	12,874,400
Morgan Stanley (b)	2,550,000	98,914,500
The Goldman Sachs Group, Inc.	325,000	67,856,750
		272,448,850
Basic Materials — 4.9%
Martin Marietta Materials, Inc.	430,000	60,849,300

Electrical Equipment — 5.7%
Acuity Brands, Inc.	395,000	71,092,100

Electronic Components — 2.4%
Skyworks Solutions, Inc.	280,000	29,148,000

Financial Services - Miscellaneous — 13.8%
E*TRADE Financial Corporation (c)	1,067,000	31,956,650
Lazard Ltd MLP	830,000	46,679,200
TD Ameritrade Holding Corporation	730,000	26,878,600
The Charles Schwab Corporation	2,000,000	65,300,000
		170,814,450

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2015 (continued) (unaudited) COMMON STOCKS (continued)

Housing and Building — 29.8%	Shares	Value(a)
D.R. Horton, Inc.	3,492,900	$95,565,744
Lennar Corporation (b)	3,400,000	173,536,000
Toll Brothers, Inc. (c)	2,610,000	99,675,900
		368,777,644
Insurance — 9.0%
MetLife, Inc.	1,110,000	62,148,900
Prudential Financial, Inc.	570,000	49,886,400
		112,035,300
Leisure — 11.5%
Norwegian Cruise Line Holdings Ltd. (c)	910,000	50,996,400
Polaris Industries Inc.	490,000	72,573,900
Royal Caribbean Cruises Ltd.	240,000	18,885,600
		142,455,900
Vehicle Assembly — 5.0%
Ford Motor Company	4,170,000	62,591,700

TOTAL COMMON STOCKS (Identified cost $1,143,131,063)		1,290,213,244

SHORT-TERM INVESTMENT — 0.8% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2015 at 0.00% to be repurchased at $9,595,000 on 07/01/2015 collateralized by $9,625,000 US Treasury Note, 2.125% due 08/15/2021 valued at $9,788,500 including interest. (Cost $9,595,000)	$9,595,000	9,595,000

TOTAL INVESTMENTS — 104.9% (Identified cost $1,152,726,063)		1,299,808,244
Cash and receivables		309,571,935
Liabilities		(369,999,616)
TOTAL NET ASSETS — 100.0%		$1,239,380,563

SECURITIES SOLD SHORT

BONDS — 26.6% OF TOTAL NET ASSETS

United States Treasury — 26.6%	Face Amount	Value(a)
United States Treasury Bonds, 2.500%, 02/15/2045	$40,000,000	$35,220,000
United States Treasury Bonds, 2.750%, 08/15/2042	170,000,000	158,219,510
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	80,137,520
United States Treasury Bonds, 3.750%, 11/15/2043	50,000,000	56,257,800
TOTAL BONDS (Proceeds $327,007,461)		329,834,830

TOTAL SECURITIES SOLD SHORT — 26.6%		$329,834,830
(a) See Note 2A.
(b) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(c) Non-income producing security.
MLP: Master Limited Partnership - A type of limited partnership that is publicly traded.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015
(unaudited)
Assets
Investments at value:
(Identified cost $1,152,726,063)		$1,299,808,244
Cash		4,169
Deposits with brokers for short sales		274,958,826
Receivable for:
Securities sold	$34,316,220
Shares of the Fund sold	206,470
Dividends and interest	86,250	34,608,940
Total assets		1,609,380,179

Liabilities
Securities sold short at current market value (Proceeds $327,007,461)		329,834,830
Payable for:
Securities purchased	33,822,653
Shares of the Fund redeemed	1,735,108
Interest payable	3,318,150	38,875,911
Accrued expenses:
Management fees	984,468
Trustees’ fees	31,459
Accounting, administration and compliance expenses	48,067
Transfer agent fees	143,830
Other expenses	81,051	1,288,875
Total liabilities		369,999,616
Net Assets		$1,239,380,563

Net Assets consist of:
Capital paid-in		$3,534,491,577
Undistributed net investment loss		(8,228,870)
Accumulated net realized losses on investments		(2,431,136,956)
Net unrealized appreciation (depreciation) on investments:
Long positions		147,082,181
Short Positions		(2,827,369)
Net Assets		$1,239,380,563

Shares of beneficial interest outstanding, no par value		28,766,247

Net asset value per share*		$43.08
* Shares of the Fund are sold and redeemed at net asset
value ($1,239,380,563 ÷ 28,766,247).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015
(unaudited)
Investment Income
Income:
Dividends	$5,532,613

Expenses:
Management fees	5,981,811
Trustees’ fees	64,180
Accounting, administration and compliance expenses	300,867
Custodian fees and expenses	81,184
Transfer agent fees	476,771
Audit and tax services	23,241
Legal	47,353
Printing	47,962
Registration fees	13,649
Line of credit commitment fee	19,500
Interest Expense on short sales	6,701,217
Miscellaneous expenses	3,748
13,761,483
Net investment loss	(8,228,870)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments:
Long Transactions	73,360,681
Short Transactions	(34,723,600)
38,637,081
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	(4,169,549)
Short transactions	37,343,800
33,174,251
Net realized and unrealized gains on investments	71,811,332
Change in Net Assets from Operations	$63,582,462

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
From Operations
Net investment loss	$(8,228,870)	$(23,499,065)
Net realized gains on investments	38,637,081	208,091,563
Net change in unrealized appreciation (depreciation) on investments	33,174,251	(172,140,577)
Change in net assets from operations	63,582,462	12,451,921

From Capital Share Transactions
Proceeds from sale of shares	24,092,091	22,470,675
Cost of shares redeemed	(175,271,959)	(350,077,235)
Change in net assets derived from capital share transactions	(151,179,868)	(327,606,560)
Total change in net assets	(87,597,406)	(315,154,639)

Net Assets
Beginning of period	1,326,977,969	1,642,132,608
End of period (including undistributed net investment loss of $(8,228,870) and $0 at June 30, 2015 and December 31, 2014, respectively)	$1,239,380,563	$1,326,977,969

Number of Shares of the Fund:
Issued from sale of shares	582,329	568,953
Redeemed	(4,275,760)	(8,843,763)
Net change	(3,693,431)	(8,274,810)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (unaudited)			For the Year Ended December 31,
				2014		2013		2012	2011	2010
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$40.88			$40.31		$29.30		$25.65	$34.80	$29.75
Net investment loss (a)(b)	(0.27)			(0.64)		(0.40)		(0.10)	(0.05)	(0.11)
Net realized and unrealized gains (losses) on investments	2.47			1.21		11.41		3.75	(9.10)	5.16
Total from investment operations	2.20			0.57		11.01		3.65	(9.15)	5.05

Net increase (decrease) in net asset value	2.20			0.57		11.01		3.65	(9.15)	5.05
Net asset value at end of period	$43.08			$40.88		$40.31		$29.30	$25.65	$34.80

Total return (%)	5.4			1.4		37.6		14.2	(26.3)	17.0

Ratios:
Operating expenses to average net assets (%)	1.13	*		1.10		1.09		1.10	1.05	1.03
Dividends and interest on short positions to average net assets (%)	1.08	*		1.16		0.91		0.24	—	—
Total expenses to average net assets (%)	2.21	*		2.26		2.00		1.34	1.05	1.03

Net investment loss to average net assets (%)	(1.32)	*		(1.61)		(1.13)		(0.37)	(0.15)	(0.36)
Portfolio turnover (%)	272	(c)	*	266	(c)	291	(c)	360	496	363
Net assets at end of period (in thousands) ($)	1,239,381		1,326,978		1,642,133		1,441,596		1,718,500	3,262,455

(a) Net investment loss per share excluding all related
short sale income and expenses ($)	(0.05)			(0.18)		(0.08)		(0.04)	(0.05)	(0.11)

(b)	Per share net investment loss has been calculated using the average shares outstanding during the period.

(c)	Includes short sale bond transactions.
* Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2015
(unaudited)

1. Organization — CGM Focus Fund (the "Fund") is a non-diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2015 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$1,290,213,244	$—	$—
	Debt Securities
	Repurchase Agreement	—	9,595,000	—
	Total	$1,290,213,244	$9,595,000	$—

	Investments in Securities-Liabilities
	Debt Securities
	United States Treasury Bonds	$—	$329,834,830	$—
	Total	$—	$329,834,830	$—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$—	$—	$142,633,862
The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2015 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,157,174,382	$154,389,832	$(11,755,970)	$142,633,862
For the year ended December 31, 2014, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$210,280,986	$—	$888,260,104	2016
	—	—	1,572,159,776	2017
Total	$210,280,986	$—	$2,460,419,880

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2014 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2015, was $215,388,000 and the value of cash held in a segregated account, a portion of which may have been restricted at June 30, 2015, was $274,958,826.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2015, the Fund had an investment in a repurchase agreement with a gross value of $9,595,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $9,788,500 exceeded the value of the repurchase agreement at June 30, 2015 by $193,500.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry or sector of the economy or may invest in fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2015, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $2,085,031,652 and $2,237,278,050, respectively. Short sales and buys to cover for U.S. treasury bonds for the period ended June 30, 2015 were $35,657,813 and $227,047,656, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2015, the Fund incurred management fees of $5,981,811, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $300,867, for the period ended June 30, 2015, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $297,226 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2015, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Line of credit — The Fund has a $40,000,000 committed secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.125% per annum on the unused portion of the line of

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

credit, payable quarterly, through October 9, 2015. There were no borrowings under the line of credit during the period ended June 30, 2015.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2015 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2015 and at a meeting of the full Board in April 2015. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (capital appreciation funds and multi-cap growth funds) provided by Lipper, Inc., an independent provider of investment company data. The Board noted that weak performance in recent years had resulted in the Fund's performance being below that of other funds in the Lipper universes for all time periods ended December 31, 2014. The Board recognized that CGM seeks to manage the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board concluded that this long-term focus offers Fund investors the potential for significant returns over longer periods of time. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had often proven its worth.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2014, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.
5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper,

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Lipper expense universe, but concluded that this was reasonable in light of CGM's active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 to June 30, 2015.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expenses Paid During Period* 01/01/15 - 06/30/15
Actual	$1,000.00	$1,053.82	$11.24
Hypothetical (5% return before expenses)	$1,000.00	$1,013.85	$11.02
* Expenses are equal to the Fund’s annualized expense ratio of 2.21%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2015, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2015

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: August 17, 2015